OTHER PAYABLES AND ACCRUED LIABILITIES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

7. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following as of March 31, 2022, March 31, 2021 and December 31, 2021 and December 31, 2020.

	As of March 31, 2022	As of March 31, 2021	As of December 31, 2021	As of December 31, 2020
Accrued audit fees	$16,460	$-	$16,460		$-
Accrued tax agent fees	$800	$-	$800	$
Other payables	$57,005	$279,736	$44,931		$47,850
Total other payables and accrued liabilities	$74,265	$279,736	$62,191		$47,850

As at March 31 2022, the amount of $ 20,563 in other payable are related party transactions and outstanding balances, as compared to $ 20,363 in March 31, 2021 which also consisted of related party transactions and outstanding balances. As at December 31 2021, the amount of $43,852 in other payable are related party transactions and outstanding balances, as compared to $ 20,363 in December 31, 2020 which also consisted of related party transactions and outstanding balances.

7. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following as of June 30, 2022 and December 31, 2021.

	As of June 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Accrued audit fees	$16,440	$16,460
Accrued tax agent fees	$800	$800
Other payables	$59,922	$44,931
Total other payables and accrued liabilities	$77,162	$62,191

As of June 30, 2022 and December 31, 2021, the amount of $ 20,563 and $43,852 in other payables are related party transactions and outstanding balances.

7. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following as at December 31, 2021 and December 31, 2020

	As of December 31, 2021	As of December 31, 2020
Accrued audit fees	16,460	-
Accrued tax agent fees	800
Other payables	44,931	47,850
Total other payables and accrued liabilities	$62,191	47,850

As at December 31 2021, the amount of $43,852 in other payable are related party transactions and outstanding balances.

As at December 31 2020, the amount of $20,363 in other payable are related party transactions and outstanding balances.